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Statement of Additional Information Supplement
February 1, 1999

IDS Discovery Fund, Inc.  S-6457-20 P (9/98)
IDS Equity Select Fund, Inc.  S-6426-20 K (1/99)
IDS Equity Value Fund S-6382-20 F (5/98)
IDS Strategy Aggressive Fund S-6381-20 E (5/98)
IDS Emerging Markets Fund  S-6354-20 E (12/98)
IDS Global Balanced Fund  S-6352-20 D (12/98)
IDS Global Growth Fund  S-6334-20 N (12/98)
IDS Growth Fund  S-6455-20 P (9/98)
IDS Research Opportunities Fund  S-6356-20 D (9/98)
IDS International Fund, Inc.  S-6140-20 R (12/98)
IDS Diversified Equity Income Fund  S-6475-20 L (11/98)
IDS Mutual  S-6326-20 P (11/98)
IDS Managed Allocation Fund  S-6141-20 M (11/98)
IDS Blue Chip Advantage Fund  S-6025-20 L (4/98)
IDS Small Company Index Fund  S-6357-20 D (4/98)
IDS New Dimensions Fund, Inc.  S-6440-20 N (9/98)
IDS Precious Metals Fund, Inc. S-6142-20 P (5/98)
IDS Progressive Fund, Inc.  S-6449-20 P (11/98)
IDS Stock Fund, Inc.  S-6351-20 P (11/98)
IDS Utilities Income Fund, Inc.  S-6341-20 P (8/98)

The Transfer Agency Agreement paragraph has been revised to state the following fees:

The fee per account for Class A is $19.50, for Class B is $20.50 and for Class Y is $17.50.


Form S- 6387 A (2/99)
Valid until next prospectus update.
Destroy January 31, 2000